PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2018 (unaudited)

Equities	Shares	Market Value ($)

Apparel (4.3%)
VF Corp.	8,851,723	656,089,709

Banks (2.2%)
First Republic Bank	3,628,362	336,022,605

Chemicals (6.4%)
PPG Industries Inc.	2,150,832	240,032,851
Praxair Inc.	5,206,716	751,329,119
		991,361,970

Computers (2.0%)
Apple Inc.	1,848,717	310,177,738

Cosmetics & Personal Care (2.0%)
The Procter & Gamble Co.	3,896,237	308,893,669

Entertainment (4.4%)
The Walt Disney Co.	6,671,807	670,116,295

Financial Services (9.5%)
American Express Co.	5,172,626	482,502,553
Charles Schwab Corp.	9,032,393	471,671,562
Mastercard Inc.	2,969,000	520,050,040
		1,474,224,155

Food Products (4.9%)
Mondelez International Inc., Class A	10,258,582	428,090,627
Sysco Corp.	5,490,031	329,182,259
		757,272,886

Health Care Products (4.0%)
Danaher Corp.	6,280,221	614,896,438

Health Care Services (2.2%)
Hologic Inc. θ Ω	9,316,091	348,049,160

Health Care Tech (0.9%)
Cerner Corp.	2,404,380	139,454,040

Home Products (4.2%)
The Clorox Company	3,693,180	491,599,190
WD-40 Co. Ω	1,220,000	160,674,000
		652,273,190

Industrial Manufacturing (4.4%)
Pentair plc	5,071,456	345,518,297
Xylem Inc.	4,418,382	339,861,943
		685,380,240

Insurance (3.3%)
Verisk Analytics Inc. θ	4,953,831	515,198,424

Internet (4.4%)
Alphabet Inc., Class A θ	314,291	325,963,768
Alphabet Inc., Class C θ	339,650	350,447,474
		676,411,242

Natural Gas (2.1%)
MDU Resources Group Inc. Ω	11,427,283	321,792,289

Oil & Gas (1.1%)
National Oilwell Varco Inc.	4,553,090	167,599,243

Pharmaceuticals (8.8%)
Gilead Sciences Inc.	10,740,062	809,693,274
Novartis AG (ADR)	6,624,807	535,615,646
		1,345,308,920

Real Estate Investment Trusts (4.0%)
Iron Mountain Inc.	9,724,670	319,552,656
Public Storage	1,435,983	287,756,633
		607,309,289

Retail (4.6%)
CVS Health Corp.	11,295,198	702,674,268

Semiconductors (3.6%)
Intel Corp.	7,717,674	401,936,462
KLA-Tencor Corp.	1,392,411	151,786,723
		553,723,185

Snack & Juice Bars (3.2%)
Starbucks Corp.	8,483,529	491,111,494

Telecommunications Equipment (2.5%)
Motorola Solutions Inc.	3,682,737	387,792,206

Transportation (3.0%)
United Parcel Service Inc., Class B	4,435,122	464,179,869

Utility & Power Distribution (2.5%)
Sempra Energy	3,439,098	382,496,480

Waste Management (2.6%)
Waste Management Inc.	4,761,257	400,516,939

Total investment in equities (97.1%)
(cost $11,785,016,296)		14,960,325,943

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Community Trust Credit Union	0.80%	10/15/2018	250,000	244,548
Urban Partnership Bank	0.30%	09/24/2018	250,000	245,124
				489,672

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/15/2018 Participating depository institutions: Amarillo National Bank, par 241,000; Bank of America, N.A., par 241,000; First United Bank & Trust Company, par 37,608; LegacyTexas Bank, par 172,495; Meadows Bank, par 102,897; Parke Bank, par 241,000; Peoples Bank, par 241,000; Pioneer Bank, par 241,000; Signature Bank, par 241,000; The Park National Bank, par 241,000; (cost $1,923,068)	1.15%	03/14/2019	2,000,000	1,923,068

Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2018	100,000	99,738
MicroVest Plus, LP Note	2.25%	04/15/2018	7,500,000	7,480,275
New Hampshire Community Loan Fund	1.00%	07/31/2018	500,000	489,890
Root Capital Loan Fund	1.25%	02/01/2019	200,000	189,874
TMC Development Working Solutions	1.00%	05/25/2018	100,000	99,080
Vermont Community Loan Fund	0.85%	04/15/2018	100,000	99,737
				8,458,594

Time Deposits (3.5%)
BBH Cash Management Service
Banco Santander, Madrid	1.05%	04/02/2018	165,000,000	165,000,000
Barclays, London	1.05%	04/02/2018	135,000,000	135,000,000
JPMorgan Chase, New York	1.05%	04/02/2018	140,143,738	140,143,738
Sumitomo, Tokyo	1.05%	04/02/2018	96,248,939	96,248,939
				536,392,677

Total short-term securities (3.6%)
(cost $547,264,011)				547,264,011

Total securities (100.7%)
(cost $12,332,280,307)				15,507,589,954

Other assets and liabilities (-0.7%)				(107,357,562)

Total net assets (100.0%)				15,400,232,392

θ	This security is non-income producing.

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of March 31, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$11,785,016,296
Unrealized appreciation	$3,287,695,825
Unrealized depreciation	(112,386,178)

Net unrealized appreciation	$3,175,309,647

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio investments. These inputs are summarized in three levels, Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2018, that is valued at fair value on a recurring basis:

Investment Securities
Equities:	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,817,317,498	$-	$-	$1,817,317,498
Consumer Staples	2,421,114,012	-	-	2,421,114,012
Energy	167,599,243	-	-	167,599,243
Financials	1,290,196,721	-	-	1,290,196,721
Health Care	2,447,708,558	-	-	2,447,708,558
Industrials	2,065,275,472	-	-	2,065,275,472
Information Technology	2,448,154,411	-	-	2,448,154,411
Materials	991,361,970	-	-	991,361,970
Real Estate	607,309,289	-	-	607,309,289
Utilities	704,288,769	-	-	704,288,769
Short-Term Investments	536,392,677	-	10,871,334	547,264,011
Total	$15,496,718,620	$-	$10,871,334	$15,507,589,954

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of March 31, 2018:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2017	$10,816,440
Discounts/premiums amortization	54,894
Purchases	2,200,000
Sales	(2,200,000)
Balance as of March 31, 2018	$10,871,334

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,412,740	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$8,458,594	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2018, the Parnassus Core Equity Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at a level below 5%.

A summary of transactions in the securities of issuers affiliated with a Fund for the three-month period ended March 31, 2018 is set forth below.

	January 1, 2018
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Hologic Inc.	8,775,591	540,500	-	9,316,091	348,049,160	-
MDU Resources Group Inc.	11,324,166	103,117	-	11,427,283	321,792,289	2,236,523
WD-40 Co.	1,220,000	-	-	1,220,000	160,674,000	658,800
Total Affiliates					$830,515,449	$2,895,323

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2018 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)

Real Estate Investment Trusts (1.3%)
Public Storage λ	5.15%	06/02/2022	121,127	2,937,330

Utility & Power Distribution (2.2%)
Sempra Energy	6.00%	01/15/2021	50,000	5,118,500

Total investment in preferred stocks (3.5%)				8,055,830
(cost $8,037,583)

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

JP Morgan Mortgage Trust Series 2011-C4, Class A3	4.11%	07/15/2046	893,066	893,289
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	1,000,000	1,033,339
JP Morgan Mortgage Trust Series 2013-C13, Class A2	2.67%	01/15/2046	976,276	975,559
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	758,144	761,365

Total investment in commercial mortgage-backed securities (1.5%)				3,663,552
(cost $3,731,381)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Transportation (0.5%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	1,115,695	1,198,745

Apparel (3.1%)
Hanesbrands Inc.	4.63%	05/15/2024	3,000,000	2,936,250
VF Corp.	3.50%	09/01/2021	4,000,000	4,077,988
				7,014,238

Chemicals (1.7%)
Praxair Inc.	3.20%	01/30/2026	3,977,000	3,931,070

Computers (2.4%)
Apple Inc.	2.85%	02/23/2023	4,000,000	3,967,136
Apple Inc.	4.38%	05/13/2045	1,500,000	1,582,803
				5,549,939

Entertainment (3.4%)
Comcast Corp.	3.38%	02/15/2025	4,000,000	3,926,260
The Walt Disney Co. λ	2.95%	06/15/2027	4,000,000	3,853,756
				7,780,016

Financial Services (3.7%)
Charles Schwab Corp.	3.45%	02/13/2026	4,000,000	3,968,884
Mastercard Inc.	3.38%	04/01/2024	4,500,000	4,545,616
				8,514,500

Health Care Products (1.6%)
Danaher Corp.	3.35%	09/15/2025	3,750,000	3,778,635

Health Care Services (1.7%)
Hologic Inc.	4.38%	10/15/2025	4,000,000	3,860,000

Home Products (1.5%)
The Clorox Company	3.50%	12/15/2024	3,500,000	3,507,836

Industrial Manufacturing (4.9%)
3M Company	2.88%	10/15/2027	4,000,000	3,865,720
Pentair Finance SA	3.15%	09/15/2022	4,050,000	3,940,561
Sealed Air Corp.	5.25%	04/01/2023	3,500,000	3,596,250
				11,402,531

Insurance (1.4%)
Verisk Analytics Inc.	5.50%	06/15/2045	3,000,000	3,338,967

Internet (1.6%)
Alphabet Inc.	2.00%	08/15/2026	4,000,000	3,634,704

Medical Equipment (1.7%)
Agilent Technologies Inc.	3.20%	10/01/2022	2,000,000	1,978,662
Agilent Technologies Inc.	3.05%	09/22/2026	2,000,000	1,881,040
				3,859,702

Oil & Gas (1.4%)
National Oilwell Varco Inc.	2.60%	12/01/2022	3,500,000	3,342,493

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	3.25%	02/27/2027	3,500,000	3,463,842
Gilead Sciences Inc.	3.70%	04/01/2024	2,000,000	2,008,926
Novartis Capital Corp.	3.00%	11/20/2025	4,500,000	4,390,033
				9,862,801

Real Estate Investment Trusts (2.6%)
Iron Mountain Inc.	6.00%	08/15/2023	2,900,000	2,997,469
Regency Centers LP	3.75%	06/15/2024	3,000,000	2,973,942
				5,971,411

Retail (8.4%)
Costco Wholesale Corp.	3.00%	05/18/2027	3,500,000	3,383,951
CVS Health Corp.	4.10%	03/25/2025	3,000,000	3,021,150
Masco Corp.	3.50%	04/01/2021	4,000,000	4,016,880
Nordstrom Inc.	4.00%	10/15/2021	1,500,000	1,530,107
Nordstrom Inc.	4.00%	03/15/2027	2,000,000	1,948,628
Starbucks Corp.	3.85%	10/01/2023	3,500,000	3,625,772
Starbucks Corp.	2.45%	06/15/2026	2,000,000	1,865,626
				19,392,114

Semiconductor Capital Equipment (1.5%)
Applied Materials Inc.	2.65%	10/01/2025	3,500,000	3,594,902

Semiconductors (1.4%)
Altera Corp.	4.10%	11/15/2023	3,000,000	3,125,430

Services (1.7%)
Hilton Worldwide Finance LLC	4.63%	04/01/2025	4,000,000	3,995,000

Software (4.3%)
Adobe Systems Inc.	3.25%	02/01/2025	3,000,000	2,986,773
Autodesk Inc.	4.38%	06/15/2025	3,200,000	3,289,443
Microsoft Corp.	2.40%	08/08/2026	4,000,000	3,722,316
				9,998,532

Transportation (4.4%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	3,500,000	3,603,768
FedEx Corp.	2.70%	04/15/2023	3,000,000	2,929,668
United Parcel Service	2.45%	10/01/2022	3,500,000	3,409,676
				9,943,112

Waste Management (2.0%)
Waste Management Inc.	2.90%	09/15/2022	2,500,000	2,473,468
Waste Management Inc.	3.50%	05/15/2024	2,500,000	2,004,400
				4,477,868

Total investment in corporate bonds (61.2%)				141,074,546
(cost $144,482,526)

Federal Agency Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool 890430	3.50%	07/01/2027	735,007	750,010
Fannie Mae Pool AB5163	2.50%	05/01/2027	2,249,966	2,222,505
Fannie Mae Pool AK2413	4.00%	02/01/2042	2,670,808	2,760,806
Fannie Mae Pool AS2502	4.00%	05/01/2044	1,003,160	1,036,924
Fannie Mae Pool AV0971	3.50%	08/01/2026	685,490	699,483
Fannie Mae Pool BH1207	4.00%	06/01/2047	4,245,181	4,371,827
Freddie Mac Pool C91754	4.50%	02/01/2034	870,764	915,671
Freddie Mac Pool Q36308	4.00%	09/01/2045	1,142,915	1,180,552
Freddie Mac Pool Q52093	3.50%	11/01/2047	4,402,760	4,416,017
Freddie Mac Pool Q52832	4.00%	12/01/2047	982,922	1,010,022

Total investment in federal agency mortgage-backed securities (8.4%)				19,363,817
(cost $19,947,617)

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.63%	04/10/2018	4,000,000	3,999,944

Total investment in supranational bonds (1.7%)				3,999,944
(cost $4,000,587)

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	1.88%	12/31/2019	3,000,000	2,979,960
U.S. Treasury	1.50%	07/15/2020	1,000,000	981,367
U.S. Treasury	1.88%	12/15/2020	2,000,000	1,974,376
U.S. Treasury	1.75%	06/30/2022	2,000,000	1,938,360
U.S. Treasury	1.88%	07/31/2022	3,000,000	2,919,492
U.S. Treasury	2.75%	11/15/2023	4,000,000	4,028,592
U.S. Treasury	2.50%	05/15/2024	2,000,000	1,983,282
U.S. Treasury	2.00%	06/30/2024	2,000,000	1,924,610
U.S. Treasury	2.25%	11/15/2024	4,000,000	3,895,468
U.S. Treasury	2.13%	05/15/2025	2,000,000	1,926,016
U.S. Treasury	2.38%	05/15/2027	3,000,000	2,910,585
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,099,180	1,112,525
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,094,560	1,082,919
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,044,670	1,031,470
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,182,540	1,300,106

Total investment in U.S. government treasury bonds (13.9%)				31,989,128
(cost $32,394,143)

Total investment in long-term securities (90.2%)				208,146,817
(cost $212,593,837)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Community Development Loans (0.6%) α
MicroVest Plus, LP Note	2.25%	10/15/2018	1,500,000	1,450,686

Time Deposits (6.2%)
BBH Cash Management Service
Standard Chartered Bank, London	1.05%	04/02/2018	7,304,352	7,304,352
Sumitomo, Tokyo	1.05%	04/02/2018	6,970,519	6,970,519
				14,274,870

U.S. Government Treasury Bills (0.9%)
U.S. Treasury	0.00%	07/19/2018	2,000,000	1,992,487

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (1.7%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.41%			3,979,560

Total short-term securities (7.7%)
(cost $7,873,555)				21,697,603

Payable upon return of securities loaned (-1.7%)				(3,979,560)

Total securities (97.9%)
(cost $237,274,043)				225,864,860

Other assets and liabilities (2.1%)				5,005,901

Total net assets (100.0%)				230,870,761

λ	This security, or partial position of this security, was on loan at March 31, 2018. The total value of the securities on loan at March 31, 2018 was $3,907,168.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

LP Limited Partnership

TIPS Treasury Inflation Protected Security

The portfolio of investments as of March 31, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$212,593,837
Unrealized appreciation	$951,804
Unrealized depreciation	(5,398,824)

Net unrealized depreciation	$(4,447,020)

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio investments. These inputs are summarized in three levels, Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks	$-	$8,055,830	$-	$8,055,830
Commercial Mortgage-Backed Securities	-	3,663,552	-	3,663,552
Corporate Bonds	-	141,074,546	-	141,074,546
Federal Agency Mortgage-Backed Securities	-	19,363,817	-	19,363,817
Supranational Bonds	-	3,999,944	-	3,999,944
U.S. Government Treasury Bonds	-	31,989,128	-	31,989,128
Short-Term Investments	16,267,357	-	1,450,686	17,718,043
Total	$16,267,357	$208,146,817	$1,450,686	$225,864,860

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2018:

Community Development Loans
Balance as of December 31, 2017	$1,428,987
Discounts/premiums amortization	21,699
Purchases	-
Sales	-
Balance as of March 31, 2018	$1,450,686

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$1,450,686	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	May 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	May 11, 2018

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 11, 2018